Warrants	9 Months Ended
Sep. 30, 2023
Warrants
Warrants

Note 20 – Warrants

Outstanding Warrants

Warrants to purchase an aggregate total of 14,011,650 shares of common stock at a weighted average strike price of $0.29, exercisable over a weighted average life of 2.16 years were outstanding as of September 30, 2023.

Warrants Granted

On April 3, 2023, the Company received proceeds of $100,000 from the sale of 10,000 units, consisting of 10,000 shares of Series A Preferred Stock and five-year warrants to purchase 1,000,000 shares of common stock at an exercise price of $0.25 per share from an accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 146% and a weighted average call option value of $0.0635, was $63,508.

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

On January 27, 2023, the Company received proceeds of $100,000 from the sale of 10,000 units, consisting of 10,000 shares of Series A Preferred Stock and five-year warrants to purchase 1,000,000 shares of common stock at an exercise price of $0.25 per share from an accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 148% and a weighted average call option value of $0.0672, was $67,180.

On January 9, 2023, the Company received proceeds of $25,000 from the sale of 2,500 units, consisting of 2,500 shares of Series A Preferred Stock and five-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.25 per share from an accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 152% and a weighted average call option value of $0.0550, was $13,757.

On January 4, 2023, the Company received proceeds of $25,000 from the sale of 2,500 units, consisting of 2,500 shares of Series A Preferred Stock and five-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.25 per share from an accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 156% and a weighted average call option value of $0.0559, was $13,970.